Basis Of Presentation And Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended					12 Months Ended									1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2012	Mar. 30, 2013 Segment	Mar. 31, 2012	Sep. 29, 2012 Segment	Oct. 31, 2011	Oct. 01, 2011 Segment	Oct. 02, 2010	Dec. 30, 2006	Sep. 29, 2012 Customer Relationships	Sep. 29, 2012 Technology	Sep. 29, 2012 Licenses	Sep. 29, 2012 Patents	Sep. 29, 2012 Minimum Customer Relationships	Sep. 29, 2012 Minimum Patents	Sep. 29, 2012 Maximum Customer Relationships	Sep. 29, 2012 Maximum Patents	Sep. 29, 2012 Supplier Concentration Risk	Oct. 31, 2012 Net of underwriting fees	Oct. 31, 2012 11% Senior Subordinated Notes	Mar. 30, 2013 11% Senior Subordinated Notes	Sep. 29, 2012 11% Senior Subordinated Notes	Sep. 29, 2012 Buildings And Improvements Minimum	Sep. 29, 2012 Buildings And Improvements Maximum	Sep. 29, 2012 Machinery Equipment And Tooling Minimum	Sep. 29, 2012 Machinery Equipment And Tooling Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Stock sold in initial public offering	29,411,764
Stock sold, price per share	$ 16.00
Proceeds from sale of stock																		$ 444
Amount of debt extinguished	455																		455
Debt instrument, interest rate, stated percentage																			11.00%	11.00%	11.00%
Maturity date																			Sep. 01, 2016	Sep. 01, 2016	Sep. 01, 2016
Number of operating segments				4
Concentration risk, percentage																	20.00%
Research and development expenditures				25		20	21
Stock based compensation expense				2		2	1
Shares authorized for grant				9,297,750				7,071,337
Number of shares pursuant to incentive stock options				929,775
Property, plant and equipment, useful life																						15 years	25 years	2 years	10 years
Interest costs capitalized				5		3	2
Fixed asset impairment charges				20	35	35	19
Goodwill impairment charge						165
Base volume decline						11.00%
Number of reporting segments		4		4		4
Finite intangible assets, useful life										11 years	10 years		11 years	10 years	20 years	20 years
Finite intangible assets, weighted-average life												15 years
Impairment of intangibles, finite			(17)	(17)					(37)
Accrual for customer rebates				$ 68		$ 60